SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

(a) Principles of consolidation - The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation. The results of subsidiaries acquired have been consolidated from the date of acquisition.

Equity Method Investments, Policy [Policy Text Block]

(b) Investments under equity method - The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]

(c) Cash and cash equivalents - Cash and cash equivalents consist of cash on hand, demand deposits, highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
(d) Restricted cash - Restricted cash represents the amount of cash pledged as securities for the credit facilities provided by a financial institution.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

(e) Accounts receivable - Accounts receivable primarily represent amounts due from customers, that are typically non-interest bearing and are initially recorded at invoiced amount. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventory, Policy [Policy Text Block]

(f) Inventories - Inventories are stated at the lower of cost determined by the first in first out method, or market value. Work-in-progress and finished goods consist of raw materials, direct labour and overheads associated with the manufacturing process. Write down of potential obsolete or slow moving inventories is recorded based on management's assumptions about future demands and market conditions.

Property, Plant and Equipment, Policy [Policy Text Block]

(g) Property, plant and equipment - Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight line basis over the estimated useful lives of 10 years for machinery and equipment and 2 to 5 years for other property, plant and equipment. Assets held under capital leases are depreciated over the shorter of their lease period or estimated useful lives on the same basis as owned assets unless the ownership of these assets transfers to the Group by the end of the lease term over the estimated useful lives.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

(h) Impairment or disposal of long-lives assets - The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow were to be less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

No impairment expenses are recognized for long-lived assets during the years ended March 31, 2012, 2013 and 2014.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

(i) Concentration of credit risk - Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and loan receivable. The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and quality.

The risks with respect to accounts receivables and loan receivable are mitigated by credit evaluations performed on the customers or debtors and ongoing monitoring of outstanding balances. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. Accounts receivable and loan receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The accounts receivable from customers with individual balances over 10% of the accounts receivable represent 81%, 62% and 54% of the balances of accounts receivable as of March 31, 2012, 2013 and 2014, respectively. The loan receivable from a supplier represents 100% of the balance of loan receivable as of March 31, 2013 and 2014.

Revenue Recognition, Policy [Policy Text Block]
(j) Revenue recognition - The Group recognizes revenue from the sale of products, when all of the following conditions are met:

·	Persuasive evidence of an arrangement exists;
·	Delivery has occurred;
·	Price to the customer is fixed or determinable; and
·	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Group does not provide its customers with the right of return (except for quality) or price protection. There are no customer acceptance provisions associated with the Group's products. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

Staff Retirement Plan Costs [Policy Text Block]
(k) Staff retirement plan costs - The Group's costs related to the staff retirement plans (see note 15) are charged to the consolidated statement of operations as incurred.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

(l) Foreign currency translations and transactions - The functional and reporting currency of the Company is the United States Dollars ("U.S. dollars"). All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates on that date. Exchange differences are recorded in the consolidated statements of operations.

The books and records of the Company's major subsidiaries are maintained in their respective local currencies, the Hong Kong dollars or Renminbi, which are also their respective functional currencies. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income (loss).

Income Tax, Policy [Policy Text Block]

(m) Income taxes - Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax benefits (expenses).

Use of Estimates, Policy [Policy Text Block]

(n) Use of estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimate, which has had an impact on the consolidated financial statements, includes allowances for doubtful receivables.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

(o) Stock-based compensation - The Group has a stock-based employee compensation plan, as be more fully described in note 16. The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee stock options and similar instruments are estimated using Black-Scholes option-pricing model.

Shares issued to consultants in exchange for consulting services are measured at the fair values of the services received, which are measured by reference to the fair value of the shares granted because fair value of consulting service received cannot be reliably measured. The fair values of the services received are recognized as expenses, with a corresponding increase in equity (additional paid-in capital), when the counterparties render services, unless the services qualify for recognition as assets.

Revenue Recognition Leases, Operating [Policy Text Block]

(p) Operating leases - Leases in which substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

Earnings Per Share, Policy [Policy Text Block]

(q) Net income per share - Basic net income per share is computed by dividing net income attributable to the Company by the weighted average number of common shares outstanding during the year. Diluted net income attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Comprehensive Income, Policy [Policy Text Block]

(r) Comprehensive income (loss) - Comprehensive income (loss) includes net income and foreign currency translation adjustments and is presented net of tax, the amounts of nil, $16 and $(9) for the years ended March 31, 2012, 2013 and 2014, respectively.

The Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements.

Fair Value Measurement and Financial Instruments [Policy Text Block]

(s) Fair value measurement and financial instruments - The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

·	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
·
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

·	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of March 31, 2013 and 2014. As of March 31, 2013 and 2014, the Group did not have any nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements, at least annually, on a recurring basis, nor did the Group have any assets or liabilities measured at fair value on a non-recurring basis.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amount due from an equity method investee, loan receivable, accounts payable and other liabilities approximate their fair values due to the short term nature of these instruments.

Noncontrolling Interest [Policy Text Block]

(t) Non-controlling interest - Non-controlling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income (loss) for all periods presented.

New Accounting Pronouncements, Policy [Policy Text Block]

(u) Recent issued accounting standards adopted - In December 2011, the Financial Accounting Standards Board ("FASB") has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group adopted this pronouncement effective from April 1, 2013, which did not have a significant effect on the Group's consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

·
Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

·
Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of this pronouncement did not have a significant impact on its financial condition or results of operations.

                                                                                                              In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a non-profit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The adoption of this pronouncement did not have a significant impact on its financial condition or results of operations.

Recent Issued Accounting Standards Not Yet Adopted [Policy Text Block]

(v) Recent issued accounting standards not yet adopted - In April 2014, the FASB issued a new pronouncement which amends to change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment. In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization's results from continuing operations. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In July 2013, ASU 2013-11 was issued because GAAP does not include explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carry forward, a similar tax loss, or a tax credit carryforward exists. The amendment provides explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. We anticipate there will be no effect on our financial position or results of operations when adopted.